UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          11/07/08
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $117,468,000
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED AUTO PARTS            COM              00751Y106     1007    25400 SH       SOLE                                      25400
AGILENT TECHNOLOGIES INC       COM              00846U101     4259   143600 SH       SOLE                                     143600
ALCOA INC COM                  COM              013817101      774    34283 SH       SOLE                                      34283
AMERICAN EAGLE OUTFITTERS      COM              02553E106      999    65500 SH       SOLE                                      65500
AMGEN INC                      COM              031162100     4718    79600 SH       SOLE                                      79600
ANADARKO PETROLEUM CORP        COM              032511107      426     8782 SH       SOLE                                       8782
ASHLAND INC                    COM              044209104     1132    38700 SH       SOLE                                      38700
ASTORIA FINANCIAL CORP         COM              046265104     1969    95000 SH       SOLE                                      95000
BALL CORP                      COM              058498106     3550    89900 SH       SOLE                                      89900
BANK OF AMERICA CORP           COM              060505104     3394    96977 SH       SOLE                                      96977
BECTON DICKINSON & CO          COM              075887109     1718    21400 SH       SOLE                                      21400
BIOGEN IDEC INC                COM              09062X103     2444    48600 SH       SOLE                                      48600
BOEING CO.                     COM              097023105     3085    53800 SH       SOLE                                      53800
CHEVRON CORP                   COM              166764100     3911    47422 SH       SOLE                                      47422
CITIGROUP INC                  COM              172967101      921    44908 SH       SOLE                                      44908
CONOCOPHILLIPS                 COM              20825C104      209     2848 SH       SOLE                                       2848
CROWN HOLDINGS INC.            COM              228368106     5204   234300 SH       SOLE                                     234300
CYTEC INDUSTRIES INC           COM              232820100      233     6000 SH       SOLE                                       6000
DEAN FOODS CO                  COM              242370104      769    32900 SH       SOLE                                      32900
DIAGEO PLC-SPON ADR            COM              25243Q205     2968    43100 SH       SOLE                                      43100
DIRECTV GROUP INC (THE)        COM              25459L106     3538   135200 SH       SOLE                                     135200
DOW CHEMICAL                   COM              260543103     3006    94600 SH       SOLE                                      94600
DR HORTON INC                  COM              23331A109      158    12140 SH       SOLE                                      12140
DRESSER-RAND GROUP INC         COM              261608103     3421   108700 SH       SOLE                                     108700
EDWARDS LIFESCIENCES CORP      COM              28176E108     4245    73500 SH       SOLE                                      73500
ENCANA CORP                    COM              292505104     2990    45483 SH       SOLE                                      45483
ENSCO INTERNATIONAL INC        COM              26874Q100      928    16100 SH       SOLE                                      16100
FRANKLIN RESOURCES INC         COM              354613101     2955    33528 SH       SOLE                                      33528
FREEPORT-MCMORAN COPPER        COM              35671D857     1654    29100 SH       SOLE                                      29100
GENZYME CORP                   COM              372917104      404     5000 SH       SOLE                                       5000
HEALTH NET INC                 COM              42222G108     1043    44200 SH       SOLE                                      44200
HUDSON CITY BANCORP INC        COM              443683107     5408   293100 SH       SOLE                                     293100
IBM CORPORATION                COM              459200101     1963    16781 SH       SOLE                                      16781
JPMORGAN CHASE & CO            COM              46625H100     5121   109650 SH       SOLE                                     109650
LINCOLN NATIONAL CORP          COM              534187109      265     6200 SH       SOLE                                       6200
LUXOTTICA GROUP SPA-SPON ADR   COM              55068R202     3377   146900 SH       SOLE                                     146900
MACY'S INC                     COM              55616P104     2688   149500 SH       SOLE                                     149500
NAVISTAR INTERNATIONAL         COM              63934E108     2557    47200 SH       SOLE                                      47200
NORTHROP GRUMMAN CORP          COM              666807102     2585    42700 SH       SOLE                                      42700
OLIN CORP                      COM              680665205     1242    64000 SH       SOLE                                      64000
SHIRE LTD-ADR                  COM              82481R106     2583    54098 SH       SOLE                                      54098
SMURFIT-STONE CONTAINER CORP   COM              832727101      595   126700 SH       SOLE                                     126700
TEEKAY CORPORATION             COM              Y8564W103     3770   142900 SH       SOLE                                     142900
TEMPLE-INLAND INC              COM              879868107      757    49600 SH       SOLE                                      49600
TEXTRON INC                    COM              883203101     1818    62100 SH       SOLE                                      62100
THE TRAVELERS COS INC          COM              89417E109     1511    33422 SH       SOLE                                      33422
TYCO INTERNATIONAL LTD         COM              G9143X208      676    19316 SH       SOLE                                      19316
UNITEDHEALTH GROUP INC         COM              91324P102     1332    52460 SH       SOLE                                      52460
US BANCORP                     COM              902973304     3077    85423 SH       SOLE                                      85423
VALSPAR CORP                   COM              920355104     1654    74200 SH       SOLE                                      74200
WABCO HOLDINGS INC             COM              92927K102     1748    49192 SH       SOLE                                      49192
WELLS FARGO & CO               COM              949746101      251     6700 SH       SOLE                                       6700
WHIRLPOOL CORP                 COM              963320106     4456    56200 SH       SOLE                                      56200